PETER D. LOWENSTEIN

ATTORNEY AT LAW

496 VALLEY ROAD

COS COB, CONNECTICUT 06807-0272

203 869-3059

July 1, 2013

Securities and Exchange Commission

Washington, DC 20549

Re: The Value Line Tax Exempt Fund, Inc.

       File No. 2-87913 (the “Fund”)

       Rule 497(j)

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Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein
Legal Counsel